SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The Company’s common stock equivalents include the following:

January 31, 2015
Series A convertible preferred stock issued and outstanding	66,801,653
Series B convertible preferred stock issued and outstanding	520,000
Warrants to purchase common stock issued, outstanding and exercisable	17,017,730
Shares on convertible promissory notes	11,458,119
95,797,502

The Company’s common stock equivalents include the following:

	October 31,	October 31,
	2014	2013
Series A convertible preferred stock issued and outstanding	66,801,653	94,009,762
Warrants to purchase common stock issued, outstanding and exercisable	15,378,858	8,325,832
Stock options issued, outstanding and exercisable	-	1,000
Shares on convertible promissory notes	3,476,923	1,866,667
	85,657,434	104,203,261